Note 6 - Goodwill (Details)	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Disclosure Text Block Supplement [Abstract]
Goodwill, Impairment Loss	¥ 0	$ 0	¥ 0	¥ 0